Income Taxes and Duties - Summary of Total DUC and Others (Detail) - DUC - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [line items]
DUC	$ 398,123,710	$ 374,433,879	$ 218,912,687
Fiscal credit (1)	0	(73,280,000)	(65,000,000)
Deferred DUC expense	(6,703,627)	5,673,403	696,449
Total DUC	$ 391,420,083	$ 306,827,282	$ 154,609,136